Partnership Distributions - Additional Information (Details) - $ / shares			3 Months Ended							12 Months Ended
	May 02, 2017	Mar. 01, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	[1]	Mar. 31, 2016	[2]	Dec. 31, 2018
Distribution Made to Limited Partner [Line Items]
Partnership agreement day requirement of distribution of available cash										45 days
Incentive distributions percentage										48.00%
Minimum [Member]
Distribution Made to Limited Partner [Line Items]
Distribution sharing percentage										1.50%
Maximum [Member]
Distribution Made to Limited Partner [Line Items]
Distribution sharing percentage										49.50%
Class C Units [Member]
Distribution Made to Limited Partner [Line Items]
Class C units, discount rate percentage on distribution										6.00%
Series A Preferred Units [Member]
Distribution Made to Limited Partner [Line Items]
Series A Preferred units, quarterly distribution per unit			$ 0.68	$ 0.68	$ 0.68	$ 0.68		$ 0.68
Series A Preferred Units [Member] | Series A Preferred Units March 2017 Conversion [Member]
Distribution Made to Limited Partner [Line Items]
Series A Preferred units, percentage converted		50.00%
Series A Preferred units, common units issued upon conversion		1
Series A Preferred Units [Member] | Series A Preferred Units May 2017 Conversion [Member]
Distribution Made to Limited Partner [Line Items]
Series A Preferred units, percentage converted	50.00%
Series A Preferred units, common units issued upon conversion	1

[1]	Full quarterly per unit distribution on 14,030,611 Series A Preferred units and quarterly per unit distribution prorated for the 77-day period during which 7,892,220 Series A Preferred units were outstanding during the second quarter of 2016.
[2]	Quarterly per unit distribution prorated for the 18-day period during which 14,030,611 Series A Preferred units were outstanding during the first quarter of 2016.